Cover	Sep. 29, 2021
Cover [Abstract]
Entity Registrant Name	UNRIVALED BRANDS, INC.
Entity Central Index Key	0001451512
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 29, 2021
Entity File Number	000-54258
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	26-3062661
Entity Address Address Line 1	3242 S. Halladay St.
Entity Address Address Line 2	Suite 202
Entity Address City Or Town	Santa Ana
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92705
City Area Code	888
Local Phone Number	909-5564
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false